United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

_______________________Federated Equity Funds____________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/10

Date of Reporting Period:  Quarter ended 2/28/10

Item 1.                      Schedule of Investments

Federated Intercontinental Fund

Portfolio of Investments

February 28, 2010 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS – 95.3%
		Austria – 2.1%
138,854		Erste Group Bank AG	5,241,031
96,000		OMV AG	3,555,282
37,000	[1]	Raiffeisen International Bank	1,667,519
82,800		Vienna Insurance Group	3,996,501
		TOTAL	14,460,333
		Brazil – 8.5%
195,910		Banco Bradesco SA, ADR	3,391,202
149,000		Banco Do Brasil SA	2,454,545
76,000	[2]	Banco Santander Brasil SA, ADR	908,960
44,300		Companhia de Bebidas das Americas (AmBev), ADR	4,294,885
68,300	[1,2]	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	2,328,347
204,105	[1,2]	Companhia Energetica de Minas Gerais, ADR	3,341,199
137,300	[2]	Companhia Siderurgica Nacional SA, ADR	4,488,337
86,400		Fertilizantes Fosfatados SA	855,801
86,477	[1]	Fibria Celulose SA, ADR	1,586,853
259,393	[2]	Itau Unibanco Holding SA, ADR	5,177,484
153,000	[2]	Petroleo Brasileiro SA, ADR, Common	5,875,200
162,380	[2]	Petroleo Brasileiro SA, ADR, Preference	6,925,507
34,100		Souza Cruz SA	1,166,512
71,600	[2]	Tele Norte Leste Participacoes SA, ADR	1,243,692
492,720	[1]	Vale SA, ADR	13,727,179
		TOTAL	57,765,703
		Chile – 4.5%
122,200	[1]	Banco Santander Chile SA, ADR	7,829,354
50,600		Cap SA	1,591,043
725,000	[2]	Cencosud SA	2,804,530
2,000,000		Colbun SA	541,210
55,080	[2]	Empresa Nacional Electricidad SA, ADR	2,746,840
49,700		Empresas CMPC SA	2,178,371
210,000	[2]	Empresas Copec SA	3,329,586
182,100	[2]	Enersis SA, ADR	3,935,181
85,000	[2]	Lan Airlines SA	1,493,473
120,000		S.A.C.I. Falabella	681,467
84,800		Sociedad Quimica Y Minera de Chile, ADR	3,099,440
250,000		Vina Concha Y Toro SA	583,611
		TOTAL	30,814,106
		China – 9.1%
1,050,000		Agile Property Holdings Ltd.	1,340,049
824,000	[2]	Alibaba.com Corp.	1,803,418
6,237,600	[2]	Bank of China Ltd.	3,023,030
420,000		Beijing Enterprises	2,640,077
1,450,000		Belle International Holdings	1,610,900
2,689,200		CNOOC Ltd.	4,210,706
3,460,100	[2]	China CITIC Bank	2,314,650
3,500,000		China Construction Bank	2,643,577
980,000		China Life Insurance Co. Ltd.	4,340,607

Shares			Value in U.S. Dollars
281,500		China Mobile Ltd.	2,778,963
1,150,000		China Oilfield Services Ltd.	1,577,247
388,000		China Resources Enterprises Ltd.	1,362,702
260,000	[2]	China Shenhua Energy Co. Ltd.	1,116,051
1,620,000		Dongfeng Motor Corp.	2,355,916
381,000		Hengan International Group Co. Ltd.	2,619,738
3,220,000		Industrial & Commercial Bank of China	2,278,650
1,500,000		Jiangsu Expressway, Class H	1,392,513
632,000		Jiangxi Copper Co. Ltd.	1,284,961
165,000		Kingboard Chemical Holdings Ltd.	737,862
556,000	[2]	Li Ning Co. Ltd.	1,741,164
3,018,700		PetroChina Co. Ltd.	3,363,815
230,000	[2]	Ping An Insurance (Group) Co. of China Ltd.	1,749,141
200,000	[2]	Shandong Weigao Group Medical Polymer Co., Ltd.	774,404
550,000	[2]	Sinotruk Hong Kong Ltd.	572,697
178,500		Tencent Holdings Ltd.	3,490,321
420,000		Tingyi (Cayman Isln) Hldg Co.	976,984
502,800		Tsingtao Brewery Co. Ltd.	2,399,034
950,000	[2]	Weiqiao Textile Co. Ltd.	659,851
1,030,000		Yanzhou Coal Mining Co. Ltd., Class H	2,194,169
1,360,000		Zhejiang Expressway Co. Ltd.	1,233,980
1,750,000	[2]	Zijin Mining Group Co. Ltd.	1,491,359
		TOTAL	62,078,536
		Czech Republic – 2.9%
116,200		CEZ AS	5,311,166
139,745	[2]	Central European Media Enterprises Ltd., Class A	3,720,529
33,600		Komercni Banka AS	6,623,724
181,800		Telefonica 02 Czech Republic	4,289,832
		TOTAL	19,945,251
		Denmark – 10.3%
908		A P Moller-Maersk A/S	6,952,632
137,000		Bang & Olufsen A/S, Class B	1,530,432
57,500		Carlsberg A/S, Class B	4,446,202
22,300		Coloplast AS, Class B	2,533,963
50,000		D/S Norden A/S	2,103,449
267,600		DSV, De Sammensluttede Vognmad AS	4,168,353
295,000	[1]	Dampskibsselskabet Torm AS	3,160,965
103,300		Danisco A/S	6,928,669
247,300		Danske Bank A/S	5,637,656
30,000		East Asiatic Co. Ltd.	856,521
11,000		FLS Industries AS, Class B	701,602
154,700		H. Lundbeck AS	2,731,901
57,800		NKT Holding A/S	3,191,500
198,200		Novo Nordisk, Class B	13,999,853
17,300	[1]	Novozymes A/S, Class B	1,776,134
123,500		Sydbank AS	3,042,989
9,600		Topdanmark A/S	1,152,323
18,600	[2]	Trygvesta AS	1,214,717
91,800	[2]	Vestas Wind Systems A/S	4,540,433
		TOTAL	70,670,294

Shares			Value in U.S. Dollars
		Germany – 4.3%
41,500		Allianz SE	4,790,386
54,600		BASF AG	3,065,040
15,000		Bayer AG	993,630
120,000	[1]	Commerzbank AG, Frankfurt	896,520
25,000		Daimler AG	1,043,504
62,000		Deutsche Lufthansa AG	925,034
175,000		Deutsche Telekom AG, Class REG	2,251,311
20,000		E.On AG	712,151
52,000		GEA Group AG	971,158
20,000		Hochtief AG	1,406,968
15,500		Linde AG	1,745,896
25,000		MAN SE	1,787,211
37,500		Metro AG	1,922,651
5,509		Puma AG Rudolf Dassler Sport	1,556,803
16,000		SAP AG	713,524
25,000		Siemens AG	2,143,727
6,900		Wacker Chemie AG	827,554
21,200		Wincor Nixdorf AG	1,436,817
		TOTAL	29,189,885
		Italy – 10.0%
1,840,000	[2]	A2A SpA	3,179,218
67,600	[2]	Ansaldo STS SpA	1,302,939
41,000		Assicurazioni Generali SpA	931,741
100,000		Benetton Group SpA	793,785
443,000		Credito Emiliano SpA	2,904,414
252,000		Davide Campari — Milano SpA	2,592,197
29,000	[2]	DiaSorin	970,415
244,200		ENI SpA	5,509,883
537,700		Enel SpA	2,916,570
205,000		Fiat SpA	2,158,004
2,060,000		Intesa Sanpaolo SpA	7,242,904
482,000	[2]	Maire Tecnimont SpA	1,497,436
1,130,000		Mediaset SpA	8,554,085
237,350	[1,2]	Mediobanca SpA	2,504,479
2,230,000	[2]	Piaggio & C. SpA	6,557,881
197,000	[2]	Prysmian SpA	3,394,794
575,000	[2]	Saras SpA Raffinerie Sarde	1,320,479
1,800,000		Telecom Italia SpA	2,564,855
4,433,250		Unicredito Italiano SpA	11,240,470
		TOTAL	68,136,549
		Japan – 4.1%
236,000		Ajinomoto Co., Inc.	2,402,553
61,700		Canon, Inc.	2,561,925
75,700		Fuji Photo Film Co.	2,410,975
500,000		Hokuhoku Financial Group, Inc.	1,051,699
39,600		Honda Motor Co. Ltd.	1,372,012
338		KDDI Corp.	1,802,399
66,000		Komatsu Ltd.	1,323,745
180,000		Kubota Corp.	1,598,428
250,000		Marubeni Corp.	1,492,367

Shares			Value in U.S. Dollars
234,400		Mitsubishi UFJ Financial Group, Inc.	1,194,656
1,000		NTT DoCoMo, Inc.	1,546,161
71,000		Nippon Telegraph & Telephone Corp.	3,096,614
500,000		Nishi-Nippon Bank	1,349,994
110,000		Sharp Corp.	1,273,083
130,000		Sumitomo Corp.	1,415,079
60,000		Toyota Motor Corp.	2,245,408
		TOTAL	28,137,098
		Mexico – 6.8%
170,000	[2]	Alfa, SA de CV, Class A	1,144,118
258,000	[2]	America Movil SAB de CV, Class L, ADR	11,499,060
312,500		Cemex SA de CV, ADR	2,987,500
31,500		Fomento Economico Mexicano, SA de CV, ADR	1,348,200
31,900	[1]	Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	1,702,503
298,000	[2]	Grupo Bimbo SA de CV, Class A	2,174,413
415,000		Grupo Carso SA de CV	1,477,689
25,200	[2]	Grupo Elektra SA de CV	1,328,786
900,000	[2]	Grupo Financiero Banorte SA de CV	3,370,845
285,000		Grupo Modelo SA de CV, Class C	1,585,762
218,000		Grupo Televisa SA, GDR	4,024,280
74,000	[2]	Industrias Penoles SA	1,481,517
1,525,000	[2]	Nuevo Grupo Mexico SA, Class B	3,627,996
114,500		Telefonos de Mexico, Class L, ADR	1,793,070
1,340,000		Wal-Mart de Mexico SAB de CV	6,653,650
		TOTAL	46,199,389
		Norway – 11.6%
390,000	[2]	Acergy SA	6,431,759
110,000		Aker Solutions ASA	1,456,439
643,866		Den Norske Bank A/S	6,998,109
163,300		Fred Olsen Energy ASA	5,744,112
206,200	[1]	Frontline Ltd.	5,524,555
1,941,600	[1,2]	Golden Ocean Group Ltd.	3,512,564
621,600		Norsk Hydro ASA	4,188,969
170,000	[2]	Petroleum Geo-Services ASA	2,153,417
758,443		Statoil ASA	17,028,182
148,000	[1,2]	Subsea 7, Inc.	2,723,714
260,600	[2]	TGS Nopec Geophysical Co. ASA	4,990,735
58,400	[2]	Tandberg ASA	1,640,415
683,400		Telenor ASA	8,642,532
196,500		Yara International ASA	8,099,267
		TOTAL	79,134,769
		South Korea – 10.5%
115,400		Daewoo Shipbuilding & Marine Engineering Co. Ltd.	2,002,525
70,000		Dongkuk Steel Mill	1,374,755
24,200		Han Wha	893,104
47,000		Hana Financial Holdings	1,355,855
79,700		Hanwha Chemical	1,046,559
11,200		Hyundai Heavy	1,991,794
37,400		Hyundai Motor Co.	3,704,404
15,800		Inchon Iron & Steel	1,208,176

Shares			Value in U.S. Dollars
60,000		Industrial Bank of Korea	682,152
70,000	[2]	KB Financial Group, Inc.	2,939,042
187,900		KT Corp., ADR	3,603,922
80,000		Korea Electric Power Corp.	2,557,531
5,129		LG Chemical Ltd.	949,658
20,000		LG Corp.	1,050,999
66,400	[2]	LG Display Co. Ltd.	1,988,331
50,700		LG Electronics, Inc.	4,672,242
14,500		LG Engineering & Construction Co. Ltd.	1,088,645
57,750	[1]	POSCO, ADR	6,667,815
58,000		Pusan Bank	582,003
16,000	[2]	SK Energy Co. Ltd.	1,474,209
100,000	[2]	STX Pan Ocean Co. Ltd.	1,016,161
55,800		Samsung Electro-Mechanics Co.	4,806,261
25,750		Samsung Electronics Co.	16,502,753
23,600		Samsung SDI Co. Ltd.	2,611,615
55,000		Shinhan Financial Group Co. Ltd.	1,981,614
70,700		Woongjin Coway Co. Ltd.	2,118,163
74,000		Woori Finance Holdings Co. Ltd.	831,503
		TOTAL	71,701,791
		Switzerland – 4.9%
293,819		Nestle SA	14,618,190
175,880		Novartis AG	9,756,009
53,662		Roche Holding AG	8,964,022
		TOTAL	33,338,221
		United Kingdom – 5.7%
55,000		Anglo American PLC	2,005,605
150,000		Associated British Foods PLC	2,172,941
315,000		BAE Systems PLC	1,798,338
80,000		BHP Billiton PLC	2,463,994
250,000		BP PLC	2,206,837
995,400		HSBC Holdings PLC	11,015,149
100,000		IMI PLC	861,828
100,000		InterContinental Hotels Group PLC	1,403,151
100,000		Pearson PLC	1,396,189
30,000		Rio Tinto PLC	1,553,239
135,000		Smith & Nephew PLC	1,388,842
90,000		Smiths Group PLC	1,426,339
600,000		Stagecoach Group PLC	1,600,343
40,000	[2]	Standard Chartered PLC	948,857
1,550,000		Vodafone Group PLC	3,343,830
80,000		Whitbread PLC	1,732,009
462,000		William Morrison Supermarkets	2,102,708
		TOTAL	39,420,199
		TOTAL COMMON STOCKS (IDENTIFIED COST $586,378,772)	650,992,124
		Warrant – 0.0%
107,000	[2]	Mediobanca Spa, Warrants (IDENTIFIED COST $0)	8,080
		EXCHANGE-TRADED FUNDS – 3.5%
8,839,450		iShares FTSE/Xinhua A50 China Index ETF (iShares Asia Trust)	15,082,690

Shares			Value in U.S. Dollars
150,785	[1]	iShares MSCI Chile Investable Market Index Fund	8,557,049
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $20,333,452)	23,639,739
		MUTUAL FUND – 7.7%
52,372,808	[3,4,5]	Prime Value Obligations Fund, Institutional Shares, 0.14% (AT NET ASSET VALUE)	52,372,808
		TOTAL INVESTMENTS — 106.5% (IDENTIFIED COST $659,085,032)[6]	727,012,751
		OTHER ASSETS AND LIABILITIES - NET — (6.5)%[7]	(44,325,327)
		TOTAL NET ASSETS — 100%	$682,687,424

  At February 28, 2010, the Fund had the following outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/2/2010	1,003,202 Swiss Franc	684,925 Euro	$(1,235)
3/2/2010	119,738,400 Japanese Yen	$1,344,846	$(2,876)
5/27/2010	38,965,387 Swiss Franc	$37,024,207	$731,286
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$727,175
  Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net”.
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of February 28, 2010, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$45,966,761	$47,408,403
2	Non-income producing security.
3	Affiliated company.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending,
6	At February 28, 2010, the cost of investments for federal tax purposes was $659,085,032. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $67,927,719. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $96,646,249 and net unrealized depreciation from investments for those securities having an excess of cost over value of $28,718,530.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at February 28, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
International	$145,050,936	$505,941,188	$ —	$650,992,124
Warrant	—	8,080	—	8,080
Exchange-Traded Funds	8,557,049	15,082,690	—	23,639,739
Mutual Fund	52,372,808	—	—	52,372,808
TOTAL SECURITIES	$205,980,793	$521,031,958	$ —	$727,012,751
OTHER FINANCIAL INSTRUMENTS*	$(4,111)	$731,286	$ —	$727,175
*	Other financial instruments include foreign exchange contracts.

  Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Equity Securities
Balance as of December 1, 2009	$2,510,058
Realized gain/loss	(3,406)
Change in unrealized appreciation/depreciation	(283,512)
Net purchases (sales)	(731,781)
Transfers in and/or out of level 3	(1,491,359)
Balance as of February 28, 2010	$0
The total change in unrealized appreciation (depreciation) attributable to investments still held at February 28, 2010,	$0
  The following acronym is used throughout this portfolio:
ADR	— American Depositary Receipt

Federated International Strategic Value Fund

Portfolio of Investments

February 28, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 98.0%
		Banks – 4.2%
17,700		Banco Santander, SA	230,803
6,800		Bank of Montreal	361,908
		TOTAL	592,711
		Energy – 16.6%
37,989		BP PLC	335,342
7,000		Crescent Point Energy Corp.	259,457
18,300		ENI SpA	412,903
11,180		Repsol YPF SA	253,244
9,783	[1]	Royal Dutch Shell PLC, Class A	267,119
19,905		Statoil ASA	446,897
6,727		Total SA	375,531
		TOTAL	2,350,493
		Food & Staples Retailing – 1.0%
38,000		Metcash Ltd.	140,155
		Food, Beverage & Tobacco – 10.3%
8,615		British American Tobacco PLC	292,858
11,010		Coca-Cola Amatil Ltd.	110,573
11,011		Diageo PLC	179,047
77,685		Foster's Group Ltd.	375,004
6,455		Imperial Tobacco Group PLC	201,437
3,505		Souza Cruz SA	119,901
6,049		Unilever PLC	177,508
		TOTAL	1,456,328
		Health Care Equipment & Services – 0.8%
9,160		Sonic Healthcare Ltd.	111,230
		Household & Personal Products – 3.6%
95,745	[1]	Kimberly-Clark de Mexico	508,681
		Insurance – 8.0%
1,675		Muenchener Rueckversicherungs-Gesellschaft AG	259,172
15,150		QBE Insurance Group Ltd.	290,035
145,500		Royal & Sun Alliance Insurance Group PLC	287,612
2,872		Sampo Oyj, Class A	69,633
900		Zurich Financial Services AG	217,442
		TOTAL	1,123,894
		Media – 5.8%
7,611		Pearson PLC	106,264
5,500		Shaw Communications, Inc., Class B	104,386
16,166		Vivendi SA	407,378
10,038		Wolters Kluwer NV	202,421
		TOTAL	820,449
		Pharmaceuticals, Biotechnology & Life Sciences – 7.7%
5,627		AstraZeneca PLC	247,769
1,700		Eisai Co. Ltd.	66,255
9,143		GlaxoSmithKline PLC	169,510
2,880		Novartis AG	159,753
2,300		Ono Pharmaceutical Co. Ltd.	106,118
1

Shares			Value
4,553		Sanofi-Aventis	333,110
		TOTAL	1,082,515
		Real Estate – 3.0%
23,400		RioCan Real Estate Investment Trust	423,655
		Technology Hardware & Equipment – 1.4%
2,385		Neopost SA	193,492
		Telecommunication Services – 19.3%
10,348		Belgacom	387,480
121,818		Chunghwa Telecom Co. Ltd.	227,340
19,602		Deutsche Telekom AG, Class REG	252,173
16,942		Koninklijke KPN NV	269,979
1,375		Mobistar SA	81,321
7,975		Portugal Telecom SGPS SA	83,937
64,385		Singapore Telecom Ltd.	139,727
71,000	[1]	StarHub Ltd.	108,125
9,700		TELUS Corp.	305,234
9,435		Telefonica SA	221,607
16,750		Telekom Austria AG	219,684
97,715		Telstra Corp. Ltd.	259,889
81,625		Vodafone Group PLC	176,090
		TOTAL	2,732,586
		Utilities – 16.3%
84,875	[1]	A2A SpA	146,650
8,630		CPFL Energia SA	177,361
8,508		E.On AG	302,949
9,261	[1]	GDF Suez	340,199
43,367		National Grid PLC	431,290
4,111		RWE AG	348,497
19,500		Scottish & Southern Energy PLC	333,300
26,370		United Utilities Group PLC	218,564
		TOTAL	2,298,810
		TOTAL COMMON STOCKS (IDENTIFIED COST $13,487,820)	13,834,999
		MUTUAL FUND – 1.3%
181,787	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.14% (AT NET ASSET VALUE)	181,787
		TOTAL INVESTMENTS — 99.3% (IDENTIFIED COST $13,669,607)[4]	14,016,786
		OTHER ASSETS AND LIABILITIES - NET — 0.7%[5]	100,860
		TOTAL NET ASSETS — 100%	$14,117,646
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At February 28, 2010, the cost of investments for federal tax purposes was $13,669,607. The net unrealized appreciation of investments for federal tax purposes was $347,179. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $778,245 and net unrealized depreciation from investments for those securities having an excess of cost over value of $431,066.
5	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at February 28, 2010.
2

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
3

    The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
International	$2,260,583	$11,574,416	$ —	$13,834,999
Mutual Fund	181,787	—	—	181,787
TOTAL SECURITIES	$2,442,370	$11,574,416	$ —	$14,016,786
  4

  Item 2.                      Controls and Procedures

  (a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

  (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  Item 3.                                Exhibits

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 21, 2010

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 21, 2010